Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
BMO Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 121 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 122 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2018. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Value Index. The largest company by market capitalization in the Russell Midcap® Value Index was approximately $34.2 billion as of October 31, 2017 and the median market capitalization of companies in the Index as of the same period was $7.2 billion. The Fund may at times focus its investments in one or more sectors.

The Adviser selects stocks using a unique, value-oriented approach focusing on high quality companies with long-term capital appreciation potential that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

		From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Portfolio Turnover Risks. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. A higher tax liability may result. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

		Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell Midcap® Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. Those companies also are included in the Russell 1000® Value Index.

		The Lipper Mid-Cap Value Funds Index (LMCVFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2009-2016)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class I shares of the Fund from January 1, 2017 through September 30, 2017 was 7.03%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	21.90%
Worst quarter	9/30/2011	(20.57)%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The bar chart previously reflected the performance of the Class Y shares. On June 2, 2017, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of Class I shares rather than Class Y shares. The Fund no longer offers Class Y shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I and after-tax returns for Class A, Class R3, and Class R6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A, Class R3, and Class R6 will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Russell Midcap® Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. Those companies also are included in the Russell 1000® Value Index.

		The Lipper Mid-Cap Value Funds Index (LMCVFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The table previously reflected the before and after tax performance of Class Y shares. On June 2, 2017, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, before and after tax performance set forth in the table reflects the performance of the Class I shares rather than Class Y shares. The Fund no longer offers Class Y shares.
BMO Mid-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,246
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
5 Years	rr_ExpenseExampleNoRedemptionYear05	561
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,246
2009	rr_AnnualReturn2009	36.94%	[4]
2010	rr_AnnualReturn2010	21.98%	[4]
2011	rr_AnnualReturn2011	(6.56%)	[4]
2012	rr_AnnualReturn2012	19.34%	[4]
2013	rr_AnnualReturn2013	38.88%	[4]
2014	rr_AnnualReturn2014	11.76%	[4]
2015	rr_AnnualReturn2015	(5.79%)	[4]
2016	rr_AnnualReturn2016	17.46%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2017 through September 30, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
1 Year	rr_AverageAnnualReturnYear01	17.46%	[5]
5 Years	rr_AverageAnnualReturnYear05	15.43%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008	[5]
BMO Mid-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 621
3 Years	rr_ExpenseExampleYear03	881
5 Years	rr_ExpenseExampleYear05	1,160
10 Years	rr_ExpenseExampleYear10	1,956
1 Year	rr_ExpenseExampleNoRedemptionYear01	621
3 Years	rr_ExpenseExampleNoRedemptionYear03	881
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,956
1 Year	rr_AverageAnnualReturnYear01	17.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014	[5]
BMO Mid-Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,811
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	478
5 Years	rr_ExpenseExampleNoRedemptionYear05	827
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,811
1 Year	rr_AverageAnnualReturnYear01	16.75%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014	[5]
BMO Mid-Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	480
10 Years	rr_ExpenseExampleYear10	1,071
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	276
5 Years	rr_ExpenseExampleNoRedemptionYear05	480
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,071
1 Year	rr_AverageAnnualReturnYear01	17.62%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014	[5]
BMO Mid-Cap Value Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.56%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[5]
BMO Mid-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.90%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%	[5]
BMO Mid-Cap Value Fund | RMCVI (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%	[5]
5 Years	rr_AverageAnnualReturnYear05	15.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%	[5]
BMO Mid-Cap Value Fund | RMCVI (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[5]
BMO Mid-Cap Value Fund | LMCVFI (reflects deduction of fees and no deduction for sales charges or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%	[5]
5 Years	rr_AverageAnnualReturnYear05	14.60%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[5]
BMO Mid-Cap Value Fund | LMCVFI (reflects deduction of fees and no deduction for sales charges or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%	[5]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2018. This expense limitation agreement may not be terminated prior to December 31, 2018 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[4]	The bar chart previously reflected the performance of the Class Y shares. On June 2, 2017, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of Class I shares rather than Class Y shares. The Fund no longer offers Class Y shares.
[5]	The table previously reflected the before and after tax performance of Class Y shares. On June 2, 2017, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, before and after tax performance set forth in the table reflects the performance of the Class I shares rather than Class Y shares. The Fund no longer offers Class Y shares.